Commitments and Contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

a)	Vessels Under Construction

As at June 30, 2015, the Company was committed to the construction of 11 LNG carriers, four long-haul towage vessels, two UMS, three shuttle tankers, one FSO conversion and one FPSO upgrade for a total cost of approximately $3.8 billion, excluding capitalized interest and other miscellaneous construction costs. Vessels in which the Company holds an interest through non-wholly owned joint ventures are excluded from the above amounts and are described on Note 10c. Two LNG carriers are scheduled for delivery in 2016, three LNG carriers are scheduled for delivery in 2017, four LNG carriers are scheduled for delivery in 2018 and two LNG carriers are scheduled for delivery in 2019, four long-haul towage vessels are scheduled for delivery in 2016, two UMSs are scheduled for delivery in the third quarter of 2016 and the second quarter of 2017, three shuttle tankers are expected to be delivered in the fourth quarter of 2017 through the first half of 2018, the one FSO conversion is scheduled for completion in early-2017 and the one FPSO upgrade is scheduled for completion in mid- 2016. As at June 30, 2015, payments made towards these commitments totaled $808.5 million (excluding $16.3 million of capitalized interest and other miscellaneous construction costs). As at June 30, 2015, the remaining payments required to be made under these newbuilding and conversion capital commitments were $299.7 million (remainder of 2015), $781.3 million (2016), $1.0 billion (2017), $619.4 million (2018) and $237.8 million (2019).

b)	Purchase Obligations

In October 2014, Teekay Offshore, through its wholly-owned subsidiary ALP, agreed to acquire six on-the-water, long-distance towing and offshore installation vessels for approximately $222 million. The vessels were built between 2006 and 2010 and are all equipped with dynamic positioning capabilities. Teekay Offshore took delivery of five vessels during the six months ended June 30, 2015 for a total price of $183.5 million, of which $126.4 million was debt financed and $57.1 million was financed through existing liquidity. The seller is currently in dispute with the previous management company of these vessels. To avoid disruption to the charters of these vessels, the seller has agreed to place $42.1 million of the purchase price, as security, in escrow accounts to cover any potential liability that the seller may incur resulting from settling this dispute. This has no impact on Teekay Offshore. As at June 30, 2015, Teekay Offshore recorded a restricted cash balance and a corresponding liability of $42.1 million relating to these five vessels. As at June 30, 2015, payments made towards these fully built-up commitments totaled $183.5 million and the amount of the remaining payments required to be made is $38.5 million (remainder of 2015) for the one additional vessel. In July 2015, Teekay Offshore took delivery of the remaining vessel.

c)	Joint Ventures

As described in Note 4c, Teekay LNG acquired an ownership interest in the BG Joint Venture and, as part of the acquisition, agreed to assume BG’s obligation to provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates pursuant to a ship construction support agreement. As at June 30, 2015, Teekay LNG had incurred $2.6 million, net of reimbursement from BG, relating to shipbuilding and crew training services. The remaining estimated amounts to be incurred for the shipbuilding and crew training obligation, net of the reimbursement from BG, are $3.4 million (remainder of 2015), $4.2 million (2016), $3.8 million (2017), $4.1 million (2018) and $0.4 million (2019).

In addition, the BG Joint Venture has a $787.0 million debt facility to finance a portion of the estimated fully built-up cost of $1.0 billion for its four newbuilding carriers, with the remaining portion to be financed pro-rata based on ownership interests by Teekay LNG and the other partners. As at June 30, 2015, Teekay LNG’s proportionate share of the remaining newbuilding installments, net of the financing, totaled $3.2 million (remainder of 2015), $7.9 million (2016), $15.0 million (2017), $17.3 million (2018) and $6.3 million (2019).

As described in Note 4b, Teekay LNG through the Yamal LNG Joint Venture, has a 50% ownership interest in six 172,000-cubic meter ARC7 LNG carrier newbuildings that have an estimated total fully built-up cost of approximately $2.1 billion. As at June 30, 2015, Teekay LNG’s proportionate costs incurred under these newbuilding contracts totaled $98.5 million and Teekay LNG’s proportionate share of the estimated remaining costs to be incurred is $17.4 million (remainder of 2015), $63.9 million (2016), $97.7 million (2017), $369.4 million (2018), $211.6 million (2019) and $197.7 million (thereafter). The Yamal LNG Joint Venture intends to secure debt financing for 70% to 80% of the fully built-up cost of the six newbuildings.

In October 2014, Teekay Offshore sold a 1995-built shuttle tanker, the Navion Norvegia, to its 50/50 joint venture with Odebrecht Oil & Gas S.A (or Odebrecht). The vessel is committed to a new FPSO conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with a consortium led by Petrobras. The FPSO conversion is expected to cost approximately $1.0 billion. As at June 30, 2015, payments made by the joint venture towards these commitments totaled $129.7 million and the remaining payments required to be made by the joint venture are $356.2 million (remainder of 2015), $497.8 million (2016) and $25.5 million (2017). Teekay Offshore intends to finance its share of the conversion through its existing liquidity, proceeds from equity issuances and through long-term debt financing within the joint venture. The joint venture secured a $248 million short-term loan in late- 2014, which was refinanced in July 2015 with a long-term debt facility of $804 million for the FPSO unit.

Teekay, through a 50/50 joint venture (or the KT Maritime Joint Venture) with Kotug International B.V., has a 50% ownership interest in three infield support vessels type ART100-42 towage newbuildings that have an estimated total cost of approximately $55.5 million and is expected to deliver during the first quarter of 2016. Teekay’s proportionate costs to be incurred under these newbuilding contracts total $27.8 million. As at June 30, 2015, payments made by the joint venture towards these commitments totaled $7.9 million and the remaining payments required to be made by the joint venture are $19.9 million (2016).

d)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, other than with respect to the two items noted below, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

Teekay Nakilat Capital Lease

As described under Note 10 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2014, Teekay LNG owned a 70% interest in Teekay Nakilat Corporation (or Teekay Nakilat Joint Venture) that was the lessee under three separate 30-year capital lease arrangements with a third party for three LNG carriers (or the RasGas II LNG Carriers). Under the terms of the leasing arrangements for the RasGas II LNG Carriers, the lessor claimed tax depreciation on the capital expenditures it incurred to acquire these vessels. As is typical in these leasing arrangements, tax and change of law risks were assumed by the lessee, in this case the Teekay Nakilat Joint Venture. Lease payments under the lease arrangements were based on certain tax and financial assumptions at the commencement of the leases and subsequently adjusted to maintain the lessor’s agreed after-tax margin. On December 22, 2014, the Teekay Nakilat Joint Venture terminated the leasing of the RasGas II LNG Carriers. However, the Teekay Nakilat Joint Venture remains obligated to the lessor to maintain the lessor’s agreed after-tax margin from the commencement of the lease to the lease termination date and placed $6.8 million on deposit with the lessor as security against any future claims.

The UK taxing authority (or HMRC) has been challenging the use of similar lease structures. One of those challenges resulted in a court decision from the First Tribunal in January 2012 regarding a similar financial lease of an LNG carrier that ruled in favor of the taxpayer, as well as a 2013 decision from the Upper Tribunal that upheld the 2012 verdict. However, HMRC appealed the 2013 decision to the Court of Appeal and in August 2014, HMRC was successful in having the judgment of the First Tribunal (in favor of the taxpayer) set aside. The matter was reconsidered by the First Tribunal in February 2015, taking into account the appellate court’s comments on the earlier judgment, and the First Tribunal recently ruled in favor of HMRC. If the lessor of the RasGas II LNG Carriers were to lose on a similar claim from HMRC, Teekay LNG’s 70% share of the potential exposure in the Teekay Nakilat Joint Venture is estimated to be approximately $60 million. Such estimate is primarily based on information received from the lessor.

Petrojarl Banff Storm Damage

On December 7, 2011, the Petrojarl Banff FPSO unit (or Banff), which operates on the Banff field in the U.K. sector of the North Sea, suffered a severe storm event and sustained damage to its moorings, turret and subsea equipment, which necessitated the shutdown of production on the unit. Due to the damage, Teekay declared force majeure under the customer contract on December 8, 2011 and the Banff FPSO unit commenced a period of off-hire while the necessary repairs and upgrades were completed and the weather permitted re-installation of the unit on the Banff field. The Company does not have off-hire insurance covering the Banff FPSO. The repairs and upgrades were completed in 2014, and the Banff FPSO unit resumed production on the Banff field in July 2014. In May 2015, the Company entered into a commercial settlement agreement with the charterer whereby the charterer agreed to contribute approximately $55 million towards the upgrade costs. No claims remain outstanding on this matter.

e)	Redeemable Non-Controlling Interest

During 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of Teekay Offshore for a 33% equity interest in the subsidiary. The non-controlling interest owner of Teekay Offshore’s 67% owned subsidiary holds a put option which, if exercised, would obligate Teekay Offshore to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. This redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at June 30, 2015.

f)	Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.